Summary of Material Accounting Policies	6 Months Ended
Jun. 30, 2026
Disclosure of voluntary change in accounting policy [abstract]
Summary of Material Accounting Policies

Note 2—Summary of Material Accounting Policies

Basis of Preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.” Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with IFRS Accounting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2025 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (the “IASB”) and as adopted by the European Union (the “EU”).

The accounting policies applied are consistent with those of the previous financial year. A description of the accounting policies is provided in the Accounting Policies section of the audited consolidated financial statements as of and for the year ended December 31, 2025.

New and Amended IFRS Accounting Standards and Interpretations

In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures” (the “Amendments”). The Amendments provide additional guidance and clarity on specific matters following completion of the IFRS 9 post-implementation review for Classification and Measurement. The Amendments apply for the annual reporting periods beginning on or after January 1, 2026. The Amendments:

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clarify the existing requirements for the recognition and derecognition of financial assets and financial liabilities, including an accounting policy choice to derecognize financial liabilities settled using an electronic payment system before the settlement date.
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provide guidance on assessing whether the contractual cash flows of a financial asset are solely payments of principal and interest (“SPPI”), including instruments with environmental, social and corporate governance (“ESG”)-linked or other contingent features.
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clarify the treatment of non-recourse assets and contractually linked instruments (“CLI”), including how to assess SPPI and apply the CLI requirements.
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require additional disclosures for instruments with contingent contractual terms, and for equity instruments classified at fair value through other comprehensive income.

The Company has assessed this amendment and concluded that this, and other new and amended standards and interpretations applied for the first time in 2026, did not have an impact on its operations or unaudited condensed consolidated interim financial statements for the period ended June 30, 2026.

New IFRS Accounting Standards Not Yet Effective

The IASB has issued a number of new or amended standards, which have not yet become effective or have not yet been adopted by the EU. Therefore, these new standards have not been incorporated in these unaudited condensed consolidated interim financial statements.

IFRS 18, “Presentation and Disclosure in Financial Statements”

In April 2024, the IASB issued IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”), which replaces IAS 1, “Presentation of Financial Statements.” IFRS 18 introduces new categories and subtotals in the statement of profit or loss, comprising the following categories:

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Operating activities;
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Investing activities;
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Financing activities;
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Income taxes; and
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Discontinued operations.

In addition, IFRS 18 includes new requirements for the location, aggregation and disaggregation of financial information, and disclosure of management-defined performance measures, as defined, if any. IFRS 18 does not include any measurement changes.

IFRS 18 will be effective for annual reporting periods beginning on or after January 1, 2027, and must be applied retrospectively, with early adoption permitted. While IFRS 18 will change the structure and subtotals in the statement of profit or loss, the full impact from implementing IFRS 18 is currently being analyzed.

The unaudited condensed consolidated interim financial statements are not expected to be affected by other new or amended standards.